Leases Obligations - Additional Information (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases Obligations [Line Items]
Amortization Rights of Use Assets		$ 12,977	$ 16,261	$ 13,118
Lease agreements, average discount interest rate	8.23%	7.95%	7.99%	8.38%
Interest on liability for lease		$ 2,582	$ 3,703	$ 3,733
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term		2 years
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term		4 years